Shareholder's Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Shareholder's Equity
STOCKHOLDER’S EQUITY
In May 2011, Centerbridge purchased a minority interest in Holdings for $125.0 million. Concurrently with the closing of this transaction, Holdings contributed $125.0 million to the Company. Holdings incurred approximately $4.9 million in professional fees associated with this transaction, which are reflected as a reduction to Holdings’ contribution to the Company. The funds received were used to redeem $125.0 million of the Company’s 9.75% Senior Notes in July 2011.